Other financial assets - Summary of Other Financial Assets (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of financial assets [line items]
Other non-current financial assets	₨ 6,800	$ 82	₨ 6,473
Other current financial assets	4,671	56	6,268
Financial assets measured at amortised cost | Security Deposits
Disclosure of financial assets [line items]
Other non-current financial assets	377	5	301
Other current financial assets	166	2	54
Financial assets measured at amortised cost | Loans To Related Parties
Disclosure of financial assets [line items]
Other non-current financial assets	121	1	55
Other current financial assets	110	1
Financial assets measured at amortised cost | Deferred Consideration Receivable
Disclosure of financial assets [line items]
Other non-current financial assets	821	10	898
Other current financial assets	206	2	1,511
Financial assets measured at amortised cost | Bank Deposits
Disclosure of financial assets [line items]
Other non-current financial assets	2,888	35	1,003
Financial assets measured at amortised cost | Advances Recoverable
Disclosure of financial assets [line items]
Other current financial assets	1,449	17	700
Financial assets measured at amortised cost | Government grant receivable
Disclosure of financial assets [line items]
Other current financial assets	322	4	353
Financial assets measured at amortised cost | Interest Accrued on Fixed Deposits
Disclosure of financial assets [line items]
Other current financial assets	1,003	12	555
Financial assets measured at amortised cost | Interest Accrued on Loan to Related Parties
Disclosure of financial assets [line items]
Other current financial assets	4	0
Financial assets measured at amortised cost | Others
Disclosure of financial assets [line items]
Other current financial assets	438	5	975
Financial assets designated as a hedge instrument at fair value | Derivative instruments - hedge instruments
Disclosure of financial assets [line items]
Other non-current financial assets	2,593	31	4,216
Other current financial assets	₨ 973	$ 12	₨ 2,120